Commitments	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Underwriting Agreement

The underwriters are entitled to deferred fees of $11,280,000. The deferred fees will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Lease Agreement

On December 20, 2019, the Company entered into a sub-lease agreement providing the Company with office space. The sub-lease provides that the Company's occupancy begins January 2020 with monthly rental payments $19,000 commencing May 1, 2020. The sub-lease terminates on July 13, 2021.